SUPPLEMENTAL FINANCIAL INFORMATION - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash paid for interest	$ 296	$ 524	$ 833	$ 901
Continued operations	70	201	184	107
Continued operations
Cash and Cash Equivalents [Line Items]
Continued operations	70	201	184	22
Discontinued operations
Cash and Cash Equivalents [Line Items]
Continued operations	$ 0	$ 0	$ 0	$ 85